Pension and Postretirement Benefit Plans - Narrative (Details) $ in Millions	1 Months Ended		3 Months Ended				12 Months Ended
	Aug. 31, 2015	Mar. 31, 2015	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Mar. 31, 2014 item	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Mar. 31, 2011 item
Benefit Plan Information
Number of insurers 3M and certain benefit plans filed lawsuits on seeking insurance coverage for the WG Trading Company claim | item						5
3M Japan company provided contribution match to their defined contribution plan		6.12%
Curtailment gain related to 3M Japan defined pension plan modification							$ 17
Projected benefit obligation (PBO) term vested 2014 liability reduction estimate					$ 270			$ 266
Pension benefit obligation (PBO) term vested liability reduction as percent of term vested eligible					34.00%
Pension benefit obligation (PBO) term vested liability reduction as percent of overall U.S. pension PBO liability					2.00%
Pension expense impact to income statement in 2014 from Lump Sum Payout					$ 0
Number of additional limited partners of WG Trading Company, in addition to 3M, who objected and appealed the court's order to the United States Court of Appeals for the Second Circuit | item									6
Percentage of WG Trading Company holdings in relation to total fair value of the company's total plan assets, high end of range (as a percent)			0.50%				0.50%
Original Percentage Medical Inflation Indexation By Company In Year	3.00%
Revised Percentage Medical Inflation Indexation By Company In Year	1.50%
Decrease In Projected Pension Obligation Liability Due To Retiree Welfare Benefit Plan Remeasurement				$ 233
Distribution of benefical interest to participants due to plan termination			$ 16
Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Company contributions year to date							$ 264	210
United States Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Company contributions year to date							113	45
Projected benefit obligation (PBO) increase due to mortality table update								820
International Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Company contributions year to date							151	165
Postretirement Benefits
Benefit Plan Information
Company contributions year to date							$ 3	5
Projected benefit obligation (PBO) increase due to mortality table update								$ 100